Accounts Payable and Accrued Expenses (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Expenses
Accounts payable		$ 106,000	$ 312,000
Purchase commitment			600,000
Deferred Compensation			145,000
Accrued expenses		164,000	154,000
Accounts payable and accrued expenses	$ 213,424	$ 269,996	$ 1,211,561